Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive income [Abstract]
Other comprehensive income
Accumulated other comprehensive income

Accumulated other comprehensive income for the years December 31, 2014 and December 31, 2013:

(In US$ millions)	December 31, 2014	December 31, 2013
Unrealized (loss)/gain on marketable securities	(443)	539
Unrealized gain on foreign exchange	51	73
Actuarial loss relating to pension	(57)	(35)
Share in unrealized gains from associated companies	1	—
Unrealized loss on interest rate swaps in VIEs	—	(49)
Accumulated other comprehensive (loss)/income	(448)	528

The unrealized loss on marketable securities relates to the accumulated losses on the investments in SapuraKencana and Seadrill Partners Common units. Refer to Note 14 - Marketable securities for further information.

The applicable amount of income taxes associated with each component of other comprehensive income is nil, other than noted below, due to the fact that the items relate to companies domiciled in non-taxable jurisdictions. However, for actuarial loss related to pension, the accumulated applicable amount of income taxes is $22 million ($16 million in 2013) as this item is related to companies domiciled in Norway where the tax rate is 28%.